Significant Concentrations of Credit Risk - Additional Information (Detail) - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Concentration Risk [Line Items]
Concentration of risk description		no concentration with a single obligor exceeded 1% of the Company’s consolidated total assets
Transportation equipment | Assets | Customer [Member]
Concentration Risk [Line Items]
Concentration risk , percentage	10.80%	10.90%
Consumer - Real Estate Loans | Assets | Customer [Member]
Concentration Risk [Line Items]
Concentration risk , percentage	11.30%	11.60%
Reinsurance Recoverable Balance [Member] | Assets
Concentration Risk [Line Items]
Concentration risk , percentage	1.70%
Japan | Geographic Concentration Risk
Concentration Risk [Line Items]
Credit exposures on a geographic basis	¥ 8,695	¥ 8,343
Japan | Geographic Concentration Risk | Assets | Customer [Member]
Concentration Risk [Line Items]
Concentration risk , percentage	70.00%	71.00%
United States | Geographic Concentration Risk
Concentration Risk [Line Items]
Credit exposures on a geographic basis	¥ 1,589	¥ 1,389